Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments And Financial Risk Management Explanatory [Abstract]
Schedule of changes in financial liabilities from finance activities
	Warrants	Total
	U.S. dollars in thousands
Balance as of January 1, 2018	2,667	2,667
Revaluation during the year	(974)	(974)
Reclassification of warrants (see Note 11)	(1,693)	(1,693)
Balance as of December 31, 2018	-	-

There were no changes in 2019 and 2020.